FUNDX INVESTMENT GROUP, LLC

FundX Upgrader Fund – FUNDX
FundX Flexible Income Fund – INCMX
FundX Conservative Upgrader Fund – RELAX
FundX Aggressive Upgrader Fund – HOTFX
FundX Tactical Upgrader Fund – TACTX
FundX Sustainable Impact Fund - SRIFX

Supplement dated April 23, 2019, to
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
dated January 30, 2019

Effective as of April 30, 2019 Jason Browne will no longer serve as a Consultant to the Advisor.

Accordingly, all references to Jason Browne are removed

Please retain this Supplement with the Prospectus, Summary Prospectus and SAI.